FINANCIAL RISK MANAGEMENT ACTIVITIES	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT ACTIVITIES	FINANCIAL RISK MANAGEMENT ACTIVITIES
The Group’s financial assets and liabilities are classified as set out below:

Figures in millions - US Dollars	At fair value through profit or loss	At fair value through other comprehensive income	At amortised cost
2023

Financial assets
Other investments	1	—	—
Trade, other receivables and other assets	48	—	33
Loan receivable	—	—	506
Restricted cash	—	—	68
Cash and cash equivalents	—	—	964

Financial liabilities
Borrowings	—	—	2,239
Lease liabilities	—	—	171
Trade payables and accruals	—	—	592
Derivative financial liabilities	15	—	—
Bank overdraft	—	—	9

2022

Financial assets
Other investments	1	2	—
Trade, other receivables and other assets	12	—	31
Restricted cash	—	—	60
Cash and cash equivalents	—	—	1,108

Financial liabilities
Borrowings	—	—	1,983
Lease liabilities	—	—	186
Trade payables and accruals	—	—	542
Derivative financial liabilities	6	—	—
Bank overdraft	—	—	2

2021

Financial assets
Other investments	1	116	—
Trade, other receivables and other assets	25	—	64
Restricted cash	—	—	58
Cash and cash equivalents	—	—	1,154

Financial liabilities
Borrowings	—	—	1,909
Lease liabilities	—	—	185
Trade payables and accruals	—	—	473

In the normal course of its operations, the Group is exposed to gold price and other commodity price risk, foreign exchange risk, interest rate risk, liquidity risk and credit risk. In order to manage these risks, the Group may enter into transactions which make use of derivatives. The Group does not acquire, hold or issue derivatives for speculative purposes. The Group has developed a comprehensive risk management process to facilitate, control and monitor these risks. The Board has approved and monitors this risk management process, inclusive of documented treasury policies, counterparty limits and controlling and reporting structures.
Managing risk in the Group
Risk management activities within the Group are the ultimate responsibility of the board of directors. The Chief Financial Officer is responsible to the board of directors for the design, implementation and monitoring of the risk management plan. The Audit and Risk Committee is responsible for overseeing risk management plans and systems, as well as financial risks which include a review of treasury activities and the Group’s counterparties.
The financial risk management objectives of the Group are defined as follows:
•safeguarding the Group’s core earnings stream from its major assets through the effective control and management of gold price risk, other commodity risk, foreign exchange risk and interest rate risk;
•effective and efficient usage of credit facilities in both the short and long-term through the adoption of reliable liquidity management planning and procedures;
•ensuring that investment and hedging transactions are undertaken with creditworthy counterparties; and
•ensuring that all contracts and agreements related to risk management activities are co-ordinated, consistent throughout the Group and that they comply with all relevant regulatory and statutory requirements.
Capital management
The primary objective of managing the Group's capital is to ensure that there is sufficient capital available to support the funding requirements of the Group, including capital expenditure, in a way that optimises the cost of capital, maximises shareholders'
returns and ensures that the Group remains in a sound financial position.
The capital structure of the Group consists of net debt (borrowings as detailed in note 22, offset by cash and bank balances detailed in note 20) and equity of the Group (comprising share capital and premium and accumulated reserves and non-
controlling interests).
The Group manages and makes adjustments to the capital structure as opportunities arise in the market place, as and when borrowings mature, or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof.
The Group manages capital using various financial metrics including the ratio of Adjusted net debt to Adjusted EBITDA (leverage ratio). Both the calculation of Adjusted net debt and Adjusted EBITDA are based on the formula included in the Group’s
Revolving Credit Facility (RCF) agreements. The leverage ratio of Adjusted net debt to Adjusted EBITDA should not exceed
3.5 times. The RCFs also make provision for the ability of the Group to have a leverage ratio of greater than 3.5 times but less than 4.5 times, subject to certain conditions, for one measurement period not exceeding six months, during the tenor of the
RCFs. At 31 December 2023, the Group was in compliance with all of the financial maintenance covenants per its loan agreements.
Market risk
Commodity price risk
Commodity price risk arises from the risk of an adverse effect on current or future earnings resulting from fluctuations in the price of gold and Brent Crude oil. In order to manage gold price downside risk, the Group may enter into zero-cost collars for a portion of its production from time to time. During the first quarter of 2023, the Group entered into zero-cost collars for a total of approximately 136,000 ounces of gold for the period from February 2023 to December 2023, during the second quarter of 2023, the Group entered into zero-cost collars for a total of approximately 47,000 ounces of gold for the period from January 2024 to
June 2024 and during the fourth quarter of 2023 the Group entered into zero-cost collars for a total of approximately 300,000 ounces of gold for the period from January 2024 to December 2024.
In order to manage Brent Crude oil downside risk, the Group may enter into forward contracts for a portion of its oil consumption from time to time. During July 2022, the Group entered into forward contracts for a total of 999,000 barrels of Brent Crude oil for the period from January 2023 to December 2023 that would be cash settled on a monthly basis against the contract price. The average price achieved on the forward contracts was $89.20 per barrel of Brent Crude oil. There were no open contracts at the end of December 2023.
The Group has not designated the instruments for hedge accounting.

Figures in millions - US Dollars	2023		2022
	Financial asset / (liability)	Income statement gain / (loss)	Financial asset / (liability)	Income statement gain / (loss)

Summary of derivatives

Gold zero-cost collars	(15)	(13)	—	—
Brent Crude oil forward contracts	—	(1)	(6)	(6)

Foreign exchange risk
The Group has transactional foreign exchange exposures, which arise from sales or purchases by an operating unit in currencies other than the unit's functional currency. The gold market is predominately priced in US dollars which exposes the Group to the risk of fluctuations in the Argentinean peso/US dollar, Australian dollar/US dollar and Tanzanian shilling/US dollar exchange rates.
The table below shows the significant currency exposure which arises mainly on borrowings and cash denominated in a currency other than the functional currency of entities within the Group. The amounts have been presented in US dollar by converting the foreign currency amount at the closing rate at the reporting date.

	US Dollars
Figures in millions	2023	2022	2021

Cash and cash equivalents
Argentinean peso	89	116	129
South African rand	50	88	86
Australian dollar	47	33	52

Borrowings
Australian dollar	—	38	33
Tanzanian shilling	126	88	47

Sensitivity analysis
The following table discloses the approximate foreign exchange risk sensitivities at 31 December (assuming all other variables remain constant). Management reasonably expects profit or loss to increase/(decrease) by the following sensitivities:

		US Dollar millions
Figures in millions		2023	2022 (1)	2021 (1)

Cash and cash equivalents
Argentinean peso (ARS/$)	Spot +10%	(8)	(6)	(11)
South African rand (ZAR/$)	Spot +10%	(5)	(7)	(7)
Australian dollar (AUD/$)	Spot +10%	(4)	(2)	(4)

Argentinean peso (ARS/$)	Spot -10%	10	7	14
South Africa rand (ZAR/$)	Spot -10%	6	9	9
Australian dollar (AUD/$)	Spot -10%	5	2	4

Borrowings
Tanzanian shilling (TZS/$)	Spot +10%	11	9	5
Australian dollar (AUD/$)	Spot +10%	—	2	2

Tanzanian shilling (TZS/$)	Spot -10%	(14)	(11)	(6)
Australian dollar (AUD/$)	Spot -10%	—	(2)	(2)

(1)The sensitivity analysis for the comparative periods were calculated at Spot (+ARS10) and Spot (-ARS10) for Argentinean peso, Spot (+ZAR1.5) and Spot (-
ZAR1.5) for South African rand,  Spot (+AUD0.1) and Spot (-AUD0.1) for Australian dollar and  Spot (+TZS250) and Spot (-TZS250) for Tanzanian shilling.
Interest rate risk
The Group's interest rate risk arises mainly from variable interest rate borrowings due to the volatility in the United States,
Australian and Tanzanian interest rates. Interest rate risk arising from borrowings is offset by cash and cash equivalents and restricted cash held at variable rates.

	US Dollar millions
Figures in millions	2023	2022	2021

Fixed rate instruments
Borrowings	1,738	1,735	1,733

Variable rate instruments
Restricted cash	68	60	58
Cash and cash equivalents	742	805	897
Borrowings	501	248	176
Joint venture loan receivable	506	—	—

Sensitivity analysis
The following table shows the approximate interest rate sensitivities of financial assets and financial liabilities at 31 December
(assuming that all other variables remain constant).
Management reasonably expects profit or loss to increase/(decrease) by the following sensitivities:

		US Dollar millions
Figures in millions		2023	2022 (1)	2021 (1)

Joint venture loan receivable
United States dollar (2)	1% increase	5

Cash and cash equivalents
United States dollar	1% increase	5	5	3
Australian dollar	1% increase	—	1	1
South African rand	1% increase	—	1	1
Argentinean peso	1% increase	1	3	3

Borrowings
United States dollar	1% increase	(4)	(1)	(1)
Australian dollar	1% increase	—	(1)	(1)
Tanzanian shilling	1% increase	(1)	(2)	(1)

(1)The sensitivity analysis for the comparative periods were calculated at 100 basis points increase for the United States dollar, 150 basis points increase for the
Australian dollar, 150 basis points increase for South African rand and 250 basis points increase for the Argentinean peso.
(2)Loan to Kibali (Jersey) Limited which holds AngloGold Ashanti’s effective 45% interest in Kibali Goldmines S.A.
A decrease in interest rates would have the equal and opposite effect to the amounts disclosed above.
Liquidity risk
The Group manages liquidity risk by ensuring that it has sufficient committed borrowing and banking facilities after taking into consideration the actual and forecast cash flows, in order to meet the Group's short, medium and long-term funding and liquidity management requirements.
In the ordinary course of business, the Group receives cash from the proceeds of its gold sales and is required to fund its working capital and capital expenditure requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market-related returns whilst minimising risks. The Group is able to actively source financing at competitive rates. The counterparties are financial and banking institutions and their credit ratings are regularly monitored.
The Group has sufficient undrawn borrowing facilities available to fund its working capital and capital requirements (note 22).
The contractual maturities of undiscounted financial liabilities, including interest payments, are as follows:

Figures in millions - US Dollars	Within one year	Between one and two years	Between two and five years	After five years	Total

2023
Derivative financial liabilities
Gold zero-cost collar	15	—	—	—	15

Non-derivative financial liabilities
Trade payables and accruals	592	—	—	—	592
Bank overdraft	9	—	—	—	9
Borrowings	312	160	1,255	1,277	3,004
Lease liabilities	75	65	18	29	187
	1,003	225	1,273	1,306	3,807

2022
Derivative financial liabilities
Oil forward contracts	6	—	—	—	6

Non-derivative financial liabilities
Trade payables and accruals (Restated (1))	542	—	—	—	542
Bank overdraft	2	—	—	—	2
Borrowings	102	249	326	2,098	2,775
Lease liabilities	79	63	59	2	203
	731	312	385	2,100	3,528

2021
Non-derivative financial liabilities
Trade payables and accruals (Restated (1))	473	—	—	—	473
Borrowings	119	115	332	2,169	2,735
Lease liabilities	68	50	74	10	202
	660	165	406	2,179	3,410
(1)Comparative periods have been retrospectively restated. Refer to note 26.
Credit risk
Credit risk arises from the risk that a counterparty may default or not meet its obligations timeously. The Group minimises credit risk by ensuring that credit risk is spread over a number of counterparties. These counterparties are financial and banking institutions. Counterparty credit limits and exposures are reviewed by the Audit and Risk Committee. Where possible, management ensures that netting agreements are in place. No set-off is applied to the statement of financial position due to the different maturity profiles of assets and liabilities.
Overview of the credit risk profile of financial institutions is as follows:

	US Dollars
Figures in millions	2023	2022	2021

Cash and cash equivalents
Low (AAA to A-)	82%	81%	74%
Medium (BBB to B-)	12%	11%	15%
High (CCC+ and below)	6%	8%	11%

Restricted cash
Low (AAA to A-)	16%	14%	14%
Medium (BBB to B-)	84%	86%	86%

Trade receivables which are recognised on settlement mainly comprise banking institutions purchasing gold bullion and normal market settlement terms are two working days, therefore expected credit losses are not expected to be material. Trade and other receivables, that are past due but not impaired totalled $14m (2022: $12m; 2021: $18m).
The Group does not generally obtain collateral or other security to support financial instruments subject to credit risk, but monitors the credit standing of counterparties.
Fair value of financial instruments
Fair value is determined using valuation techniques as outlined below, unless the instrument is traded in an active market. Where possible, inputs are based on quoted prices and other market determined variables.
Fair value hierarchy
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2:inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices)
or indirectly (derived from prices); and
Level 3:inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 31 December.

Figures in millions	US Dollars
	Fair value	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at Dec	As at Dec	As at Dec	As at Dec	As at Dec	As at Dec
Financial instrument	2023		2022		2021

At fair value through profit and loss
Deferred compensation asset - Mponeng (1)	26	26	12	12	25	25	Probability weighted discounted cash flow	The production plan over the deferred compensation period and discount rates.	Level 3
Deferred compensation asset – Gramalote (1)	22	22	—	—	—	—	Probability weighted discounted cash flow	Stage gate payments over the deferred compensation period and discount rates.	Level 3
Derivative financial liability - gold zero-cost collar contracts (2)	15	15	—	—	—	—	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding ounces of gold on open contracts, risk free rates and volatilities.	Level 2
Derivative financial liability - Brent Crude oil forward contracts (2)	—	—	6	6	—	—	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding barrels of oil on open contracts, risk free rates and volatilities.	Level 2
At fair value through other comprehensive income
Listed equity investments	—	—	2	2	116	116			Level 1
At amortised cost
Borrowings - Rated bonds	1,567	1,738	1,578	1,735	1,835	1,733			Level 1
Borrowings - Revolving Credit Facilities	501	501	248	248	176	176	Discounted cash flow	Market related interest rates	Level 3 (3)
Joint venture loan receivable	506	506	—	—	—	—	Discounted cash flow	Market related interest rates	Level 3

(1) Included in the statement of financial position in current and non-current trade, other receivables and other assets.
(2) Included in the statement of financial position in current trade and other payables.
(3) The fair value hierarchy level has been revised to level 3.
Reconciliation of the deferred compensation assets
A reconciliation of the deferred compensation asset included in the statement of financial position is set out in the following table:

	US Dollar millions
Figures in millions	2023	2022	2021
Opening balance	12	25	28
Unwinding of the deferred compensation asset	1	1	2
Changes in estimates - fair value adjustments (1)	14	(13)	(3)
Sale of Gramalote	22
Translation	(1)	(1)	(2)
Closing balance (2)	48	12	25

(1) Included in the income statement in foreign exchange and fair value adjustments.
(2) Included in the statement of financial position in non-current trade, other receivables and other assets.

Significant accounting judgements and estimates
Deferred compensation asset - Mponeng
As at 31 December 2023, the deferred compensation asset ($25m) was valued using a discount rate of 8.4% (2022: 8.0%) and production plans over the deferred compensation period as received from Harmony. The fair value calculated for the deferred compensation asset is level
3 in the fair value hierarchy due to the use of unobservable inputs. As at 31 December 2023, no portion of the deferred compensation related to
Harmony developing below infrastructure has been included in the deferred compensation asset.
A reasonable possible change in the number of ounces used in the weighted probability calculation would not have a material impact on the fair value of the deferred compensation asset.
Deferred compensation asset - Gramalote
As at 31 December 2023, the deferred compensation asset ($23m) was valued using a discount rate of 9.4% and future contingent considerations as per the purchase agreement. The assumptions used in the valuation included the timing and probability of contingent considerations.
A reasonable possible change in the assumptions used in the weighted probability calculation would not have a material impact on the fair value of the deferred compensation asset.

Accounting policies
Financial instruments are initially recognised at fair value when the Group becomes a party to their contractual arrangements. Transaction costs directly attributable to the instrument’s acquisition or issue are included in the initial measurement of financial assets and financial liabilities, except financial instruments classified as at fair value through profit or loss (FVTPL), which are expensed. The subsequent measurement of financial instruments is dealt with below.

Financial liabilities
Financial liabilities are classified as measured at amortised cost using the effective interest rate method. Financial liabilities subsequently measured at amortised cost compromises of interest bearing borrowings, bank overdrafts and trade and other payables.
A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case a new financial liability based on the modified terms is recognised at fair value.

Financial assets
A financial asset is classified as measured at:
•Amortised cost;
•Fair value through other comprehensive income (FVTOCI) - equity instruments; or
•FVTPL.
Assets at amortised cost include trade, other receivables and other assets, cash restricted for use and cash and cash equivalents. Interest income from these financial assets is included in finance income using the effective interest rate method. The trade receivables from provisional gold concentrate sales are carried at fair value through profit or loss and are marked-to-market at the end of each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue.
On derecognition of a financial asset, the difference between the proceeds received or receivable and the carrying amount of the asset is included in profit or loss. Impairment losses are presented in the statement of profit or loss. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognised in profit or loss and presented net within foreign exchange and fair value adjustments in the period in which it arises.